Other Liabilities, Provisions, Contingencies and Commitments - Changes in Balance of Provisions Recorded (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Balance at beginning of the year	$ 16,428
Balance at end of the year	12,855	$ 16,428
Indirect taxes [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of the year	11,065	1,725	$ 2,271
Penalties and other charges	362	173	21
New contingencies	91	768	84
Contingencies added in business combination	861	7,840
Cancellation and expiration	(796)	(106)	(205)
Payments	(947)	(6)	(214)
Brazil amnesty adoption	(3,321)
Effects of changes in foreign exchange rates	(479)	671	(232)
Balance at end of the year	6,836	11,065	1,725
Labor [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of the year	2,578	1,372	1,587
Penalties and other charges	56	203	210
New contingencies	283	397	44
Contingencies added in business combination		500
Cancellation and expiration	(32)	(186)	(102)
Payments	(92)	(336)	(114)
Effects of changes in foreign exchange rates	(69)	628	(253)
Venezuela deconsolidation effect	(1)
Balance at end of the year	2,723	2,578	1,372
Legal [Member]
Disclosure of financial liabilities [line items]
Balance at beginning of the year	2,785	318	427
Penalties and other charges	121	34
New contingencies	186	196
Contingencies added in business combination	783	2,231
Cancellation and expiration	(16)	(46)	(33)
Payments	(417)	(81)
Brazil amnesty adoption	7
Effects of changes in foreign exchange rates	(151)	133	(76)
Venezuela deconsolidation effect	(2)
Balance at end of the year	$ 3,296	$ 2,785	$ 318